INVESTMENT SECURITIES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments Classified By Contractual Maturity Date [Line Items]
Amortized Cost, Due within one year	$ 10,753
Fair Value, Due within one year	10,786
Amortized Cost, Due after one but within five years	47,208
Fair Value, Due after one but within five years	47,915
Amortized Cost, Due after five but within ten years	15,998
Fair Value, Due after five but within ten years	15,120
Amortized Cost, Due after ten years	10,050
Fair Value, Due after ten years	10,015
Available-for-sale Securities, Amortized Cost Total	84,009	79,715
Available-for-sale Securities, Fair Value Total	83,836	81,491
Us Government Agencies Debt Securities [Member]
Investments Classified By Contractual Maturity Date [Line Items]
Amortized Cost, Due within one year	10,520
Fair Value, Due within one year	10,545
Amortized Cost, Due after one but within five years	8,820
Fair Value, Due after one but within five years	8,827
Amortized Cost, Due after five but within ten years	7,376
Fair Value, Due after five but within ten years	6,827
Amortized Cost, Due after ten years	8,524
Fair Value, Due after ten years	8,466
Available-for-sale Securities, Amortized Cost Total	35,240	36,951
Available-for-sale Securities, Fair Value Total	34,665	37,154
Mortgage-Backed Securities, Issued By Us Government Sponsored Enterprises [Member]
Investments Classified By Contractual Maturity Date [Line Items]
Amortized Cost, Due within one year	133
Fair Value, Due within one year	140
Amortized Cost, Due after one but within five years	35,352
Fair Value, Due after one but within five years	35,856
Amortized Cost, Due after five but within ten years	5,316
Fair Value, Due after five but within ten years	5,069
Amortized Cost, Due after ten years	0
Fair Value, Due after ten years	0
Available-for-sale Securities, Amortized Cost Total	40,801	34,794
Available-for-sale Securities, Fair Value Total	41,065	35,954
Municipal Bonds [Member]
Investments Classified By Contractual Maturity Date [Line Items]
Amortized Cost, Due within one year	100
Fair Value, Due within one year	101
Amortized Cost, Due after one but within five years	3,036
Fair Value, Due after one but within five years	3,232
Amortized Cost, Due after five but within ten years	3,306
Fair Value, Due after five but within ten years	3,224
Amortized Cost, Due after ten years	1,526
Fair Value, Due after ten years	1,549
Available-for-sale Securities, Amortized Cost Total	7,968
Available-for-sale Securities, Fair Value Total	$ 8,106